Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31,
Dollars in thousands	2014	2013
Kiosks and components	$1,165,925	$1,105,761
Computers, servers, and software	200,915	226,389
Office furniture and equipment	9,218	7,260
Vehicles	6,234	6,553
Leasehold improvements	29,625	23,198
Property and equipment, at cost	1,411,917	1,369,161
Accumulated depreciation and amortization	(983,449)	(848,296)
Property and equipment, net	$428,468	$520,865